Segment, Geographic and Other Revenue Information - Revenues By Geographic Area (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	$ 53,647	$ 52,546	$ 52,824
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		25,329	26,026	26,369
Developed Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	9,116	8,508	9,306
Developed Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[3]	6,551	6,612	6,729
Emerging Markets [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[4]	$ 12,651	$ 11,399	$ 10,420

[1]	Amounts may not add due to rounding.
[2]	Developed Europe region includes the following markets: Western Europe, Scandinavian countries and Finland. Revenues denominated in euros were $7.3 billion in 2018, $6.8 billion in 2017 and $7.2 billion in 2016.
[3]	Developed Rest of World region includes the following markets: Japan, Canada, South Korea, Australia and New Zealand.
[4]	Emerging Markets region includes, but is not limited to, the following markets: Asia (excluding Japan and South Korea), Latin America, Eastern Europe, Africa, the Middle East, Central Europe and Turkey.